Taxation (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income/(loss) before tax
Income from Chinese mainland operations	¥ 47,693		¥ 33,130	¥ 16,800
Income/(loss) from non-Chinese mainland operations	3,845		(1,480)	(2,933)
Total income before tax	51,538	$ 7,061	31,650	13,867
Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(6,187)		(6,265)	(4,418)
Deferred tax benefits	1,805		410	732
Subtotal income tax expenses applicable to Chinese mainland operations	(4,382)		(5,855)	(3,686)
Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	(1,835)		(1,259)	(307)
Deferred tax expenses	(661)		(1,279)	(183)
Subtotal income tax expenses applicable to non-Chinese mainland operations	(2,496)		(2,538)	(490)
Total income tax expenses	¥ (6,878)	$ (943)	¥ (8,393)	¥ (4,176)